FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of consolidated derivatives financial instruments that are registered with B3 and classified as swaps and that do not require margin deposits

	Consolidated
			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Swap contracts
Assets position	899,522	820,298	104,300	85,288
Foreign Currency	594,886	609,794	7,782	256
US$(1)	493,087	369,544	6,526	27
EUR(1)	101,799	125,848	1,256	229
NDF US$(3)	—	114,402	—	—

Floating rate	259,259	172,471	2,938	1,952
CDI(1)	214,268	172,471	1,098	1,952
Euribor(4)	44,991	—	1,840	—

Inflation rates	45,377	38,033	93,580	83,080
IPCA(2)	45,377	38,033	93,580	83,080

Liabilities position	(899,522)	(820,298)	(98,205)	(94,703)
Floating rate	(685,254)	(533,425)	(97,353)	(93,805)
CDI(1)(2)	(685,254)	(533,425)	(97,353)	(93,805)

Fixed rate	—	(114,402)	—	(898)
NDF US$(3)	—	(114,402)	—	(898)

Foreign Currency	(214,268)	(172,471)	(852)	—
US$(1)	(214,268)	(169,247)	(852)	—
EUR(1)	—	(3,224)	—	—

	Long position		17,364	85,288
	Current		15,524	8,336
	Non-current		1,840	76,952

	Short position		(11,269)	(94,703)
	Current		(866)	(6,948)
	Non-current		(10,403)	(87,755)
	Amounts receivable (payable), net		6,095	(9,415)

(1)Foreign currency swap (euro and CDI x euro) (R$101,799) and (dollar and CDI x dollar) (R$278,819) – swap transactions contracted with maturities up to February 24, 2025, with the objective of protecting against exchange rate variation risks of net amounts payable (book value of R$1,241 payable and R$6,711 payable, respectively).
(2)IPCA x CDI Swap (R$45,377) – swap transactions contracted with maturities in 2033 with the objective of protecting against the risk of variation of the IPCA (book value of R$3,758 payable).
(3)Forward operations contracted (NDF dollar x R$), closed on June 11, 2024, had the objective of protecting against exchange rate variation risks of service contracts.
(4)Swap Euribor x CDI (R$44,991) – swap transactions contracted with maturities in 2027 with the objective of protecting against the risk of Euribor variation (accounting value of R$1,840 to be received).

Schedule of net changes of derivative financial instruments

	12.31.2024	12.31.2023
Balance at the beginning of the fiscal year	(9,415)	(6,118)
Payments	34,285	142,637
Receipts	(92,079)	(27,484)
Effects on the financial result of fair value adjustments	68,944	(110,089)
Effects on equity of fair value adjustments	4,360	(8,361)
Balance at the end of the year	6,095	(9,415)

Schedule of breakdown of swaps maturing after December 31, 2021

	Maturing in
Swap contract	2025	2026	2027	2028	2029	2030 onwards	Amount receivable (payable) on 12.31.2024
IPCA x CDI	6,645	4,957	4,245	4,515	4,518	(28,638)	(3,758)
Euribor x CDI	—	—	1,840	—	—	—	1,840
Foreign currency x CDI	7,767	—	—	—	—	—	7,767
CDI x Foreign Currency	246	—	—	—	—	—	246
Total	14,658	4,957	6,085	4,515	4,518	(28,638)	6,095

Schedule of sensitivity analysis net exposure

		Company / Consolidated
Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (assets position)	Derivatives (depreciation risk EUR)	103,360	129,200	155,040
Payables in EUR	Debt (appreciation risk EUR)	(104,619)	(130,774)	(156,929)
Receivables in EUR	Debt (depreciation risk EUR)	1,259	1,574	1,889
	Net Exposure	—	—	—

Hedge (assets position)	Derivatives (depreciation risk US$)	286,704	358,381	430,057
Payables in US$	Debt (appreciation risk US$)	(444,721)	(555,901)	(667,081)
Receivables in US$	Debt (depreciation risk US$)	155,479	194,348	233,218
	Net Exposure	(2,538)	(3,172)	(3,806)

Hedge (assets position)	Derivatives (risk of decrease in IPCA)	36,086	21,414	8,116
Debt in IPCA	Debt (risk of increase in IPCA)	(36,086)	(21,414)	(8,116)
	Net Exposure	—	—	—

Hedge (active position)	Derivatives (Risk of Euribor drop)	1,840	2,300	3,450
Debt in Euribor	Debts (Risk of Euribor increase)	(1,840)	(2,300)	(3,450)
	Net Exposure	—	—	—

Hedge (CDI position)
Hedge US$ and EUR (liabilities position)	Derivatives (risk of decrease in CDI)	852	897	908
Hedge IPCA (liabilities position)	Derivatives (risk of increase in CDI)	(39,844)	(49,805)	(59,765)
	Net Exposure	(38,992)	(48,908)	(58,857)

Total net exposure in each scenario		(41,530)	(52,080)	(62,663)

Net effect on changes in current fair value		—	(10,550)	(21,133)

Schedule of sensitivity analysis assumptions

Risk Variable	Probable	25% depreciation	50% depreciation
US$	6.1900	7.7400	9.2900
EUR	6.4400	8.0500	9.6500
IPCA	5.17%	6.50%	7.85%
IGPM	6.54%	8.24%	9.97%
CDI	12.15%	13.48%	16.39%
Euribor	2.72%	3.41%	4.10%

Schedule of composition of financial assets and liabilities

			Book value		Fair value
	Classification by category	Fair value hierarchy	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Financial Assets
Current
Cash and cash equivalents (Note 3.)	1		6,691,098	4,358,276	6,691,098	4,358,276
Financial investments (Note 4.)	1		—	1,148	—	1,148
Trade accounts receivable (Note 5.)	1		9,471,592	9,318,077	9,471,592	9,318,077
Derivative transactions (Note 32.)	2	Level 2	15,524	8,336	15,524	8,336
Sale of real estate and other receivables (Note 11.)	1		134,963	106,223	134,963	106,223
Related-party receivables (Note 11.)	1		72,641	259,426	72,641	259,426

Non-current
Financial investments (Note 4.)	1		42,619	36,169	42,619	36,169
Trade accounts receivable (Note 5.)	1		370,149	351,036	370,149	351,036
Derivative transactions (Note 32.)	2	Level 2	1,840	76,952	1,840	76,952
Sale of real estate and other receivables (Note 11.)	1		120,354	51,129	120,354	51,129
Related-party receivables (Note 11.)	1		42,759	8,820	42,759	8,820
Total financial assets			16,963,539	14,575,592	16,963,539	14,575,592

Financial Liabilities
Current
Trade accounts payable, net (Note 17.)	1		9,230,624	8,169,945	9,230,624	8,169,945
Financial institutions(Note 21.)	1		2,386	—	2,386	—
Leases (Note 21.)	2	Level 2	4,520,626	3,877,090	4,520,626	3,877,090
Debentures (Note 21.)	1		1,695,214	221,589	1,695,214	221,589
5G Licenses (Note 21.)	1		62,811	351,291	62,811	351,291
Liabilities for the acquisition of a company (Note 21.)	1		26,182	25,690	26,182	25,690
Other creditors (Note 21.)	1		10,176	—	10,176	—
Tax Amnesty and Refinancing Program (Note 16.b)	1		130,563	—	130,563	—

Derivative transactions (Note 32.)	2	Level 2	866	6,050	866	6,050
Derivative transactions (Note 32.)	3	Level 2	—	898	—	898
Liabilities with ANATEL (Note 23.)	1		146,844	99,884	146,844	99,884
Reduction of capital of the Company (Note 22)	1		38,721	—	38,721	—
Amounts to be refunded to customers (Note 23.)	1		126,867	124,533	126,867	124,533
Liabilities with related parties (Note 23.)	1		133,290	5,103	133,290	5,103

Non-current
Financial institutions (Note 21.)	1		2,500	—	2,500	—
Leases (Note 21.)	2	Level 2	10,725,980	9,718,949	10,725,980	9,718,949
Debentures (Note 21.)	1		2,000,000	3,500,000	2,000,000	3,500,000
5G Licenses (Note 21.)	1		942,159	949,395	942,159	949,395
Liabilities for the acquisition of a company (Note 21.)	1		207,167	63,198	207,167	63,198
Tax Amnesty and Refinancing Program (Note 19.b.2)	1		313,799	—	313,799	—
Other creditors (Note 21.)	1		106,967	30,025	106,967	30,025
Derivative transactions (Note 32.)	2	Level 2	10,403	87,755	10,403	87,755
Liabilities with ANATEL (Note 23.)	1		892,648	829,636	892,648	829,636
Liabilities with related parties (Note 23.)	1		638	568	638	568
Total financial liabilities			31,327,431	28,061,599	31,327,431	28,061,599
Classification by category
(1)Amortized cost
(2)Measured at fair value through profit or loss
(3)Measured at fair value through OCI

Schedule of Company's ratio of consolidated debt to shareholders' equity

	12.31.2024	12.31.2023
Cash and cash equivalents	6,691,098	4,358,276
Financial investments	—	1,148
Accounts receivable – FIDC Vivo Money (net of estimated losses)	205,832	208,194
Loans and financing, debentures, leases and other creditors, net of judicial deposits	(20,705,984)	(18,737,227)
Derivative transactions, net	6,095	(9,415)
Net debt	(13,802,959)	(14,179,024)
Net equity	69,799,495	69,627,320
Net debt-to-equity ratio	19.8%	20.4%